Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total Compensation for PEO (1)	Compensation Actually Paid to PEO (1) (3)	Average SCT Total Compensation for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (2) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) (in millions)	Company Selected Measure:
					Total Stockholder Return (4)	Peer Group Stockholder Return (4)		Non-GAAP EPS (6)
2023	$13,490,923	$22,309,137	$3,462,463	$4,997,872	$97.77	$99.33	$294.2	$12.81
2022	$11,735,964	$(9,232,263)	$3,122,556	$(1,008,290)	$85.72	$102.28	$385.8	$12.42
2021	$10,994,906	$36,205,083	$2,772,601	$7,944,570	$130.69	$132.08	$2,944.7	$13.24

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	Our PEO for all presented fiscal years was Albert G. White IIIOur Other NEOs for each year were:
•2023 and 2022: Brian G. Andrews, Daniel G. McBride, Holly R. Sheffield, and Gerard H. Warner III
•2021: Brian G. Andrews, Daniel G. McBride, Holly R. Sheffield, and Agostino Ricupati

PEO Total Compensation Amount	$ 13,490,923	$ 11,735,964	$ 10,994,906
PEO Actually Paid Compensation Amount	$ 22,309,137	(9,232,263)	36,205,083
Adjustment To PEO Compensation, Footnote	Total compensation reported for our PEO and the average compensation of the Other NEOs for each fiscal year in the 2023 SCT was adjusted in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” as follows:

	FY 2023		FY 2022		FY 2021
	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)
SCT Total Compensation:	$13,490,923	$3,462,463	$11,735,964	$3,122,556	$10,994,906	$2,772,601
Adjustments for Equity Fair Value:
Deduct: equity award value reported in the SCT	$(10,569,853)	$(2,212,547)	$(9,250,214)	$(2,000,105)	$(8,499,660)	$(1,700,029)
Add: year-end fair value (FV) of awards granted during the FY and remaining unvested at FY end	$11,289,458	$2,192,652	$6,953,597	$1,503,562	$18,414,809	$3,685,523
Add: vesting date FV of awards granted and vested during the FY	$0	$0	$0	$0	$0	$0
Add/(Deduct): change in year-end FV of prior year awards remaining unvested at FY end	$5,603,219	$1,074,119	$(17,482,099)	$(3,405,635)	$13,119,132	$2,709,109
Add/(Deduct): change in FV from prior FY end of prior-year awards that vested during FY	$2,487,221	$477,940	$(1,224,000)	$(261,639)	$2,193,605	$493,591
Adjustments for Pension Value:
(Deduct): aggregate change in actuarial present value of the RIP	$(12,647)	$(18,474)	$0	$0	$(51,121)	$(46,458)
Add/(Deduct): prior service cost attributed to benefits under the RIP	$20,816	$21,719	$34,489	$32,971	$33,412	$30,233
Compensation Actually Paid in FY:	$22,309,137	$4,997,872	$(9,232,263)	$(1,008,290)	$36,205,083	$7,944,570
	Equity values are calculated in accordance with ASC 718. The SCT value of stock options relies on a Black-Scholes Model and the year-end value of stock options used for determining CAP was calculated using the Hull-White Lattice Model. For a discussion of valuation assumptions, see Note 9, Stock Plans, in our Notes to Consolidated Financial Statements included in our 2023 Annual Report.
Non-PEO NEO Average Total Compensation Amount	$ 3,462,463	3,122,556	2,772,601
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,997,872	(1,008,290)	7,944,570
Adjustment to Non-PEO NEO Compensation Footnote	Total compensation reported for our PEO and the average compensation of the Other NEOs for each fiscal year in the 2023 SCT was adjusted in accordance with Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” as follows:

	FY 2023		FY 2022		FY 2021
	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)	CEO ($)	Average for Other NEOs ($)
SCT Total Compensation:	$13,490,923	$3,462,463	$11,735,964	$3,122,556	$10,994,906	$2,772,601
Adjustments for Equity Fair Value:
Deduct: equity award value reported in the SCT	$(10,569,853)	$(2,212,547)	$(9,250,214)	$(2,000,105)	$(8,499,660)	$(1,700,029)
Add: year-end fair value (FV) of awards granted during the FY and remaining unvested at FY end	$11,289,458	$2,192,652	$6,953,597	$1,503,562	$18,414,809	$3,685,523
Add: vesting date FV of awards granted and vested during the FY	$0	$0	$0	$0	$0	$0
Add/(Deduct): change in year-end FV of prior year awards remaining unvested at FY end	$5,603,219	$1,074,119	$(17,482,099)	$(3,405,635)	$13,119,132	$2,709,109
Add/(Deduct): change in FV from prior FY end of prior-year awards that vested during FY	$2,487,221	$477,940	$(1,224,000)	$(261,639)	$2,193,605	$493,591
Adjustments for Pension Value:
(Deduct): aggregate change in actuarial present value of the RIP	$(12,647)	$(18,474)	$0	$0	$(51,121)	$(46,458)
Add/(Deduct): prior service cost attributed to benefits under the RIP	$20,816	$21,719	$34,489	$32,971	$33,412	$30,233
Compensation Actually Paid in FY:	$22,309,137	$4,997,872	$(9,232,263)	$(1,008,290)	$36,205,083	$7,944,570
	Equity values are calculated in accordance with ASC 718. The SCT value of stock options relies on a Black-Scholes Model and the year-end value of stock options used for determining CAP was calculated using the Hull-White Lattice Model. For a discussion of valuation assumptions, see Note 9, Stock Plans, in our Notes to Consolidated Financial Statements included in our 2023 Annual Report.
Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR for Cooper and the S&P 500 Healthcare Equipment Index
Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Non-GAAP EPS
Tabular List, Table

Financial Measures:
Revenue (Organic or Constant Currency)
Non-GAAP EPS (Constant Currency)
Operating Income (Constant Currency)

Total Shareholder Return Amount	$ 97.77	85.72	130.69
Peer Group Total Shareholder Return Amount	99.33	102.28	132.08
Net Income (Loss)	$ 294,200,000	$ 385,800,000	$ 2,944,700,000
Company Selected Measure Amount	12.81	12.42	13.24
PEO Name	Albert G. White III
Additional 402(v) Disclosure	Reflects cumulative total shareholder return (“TSR") of the Company and of the S&P 500 Healthcare Equipment Index assuming a $100 investment on October 31, 2020 and the reinvestment of all dividends.This column presents the Company's consolidated net income as reported in our Form 10-K for each covered year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (Organic or Constant Currency)
Non-GAAP Measure Description	Non-GAAP EPS as reported in our year-end earnings disclosures.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EPS (Constant Currency)
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income (Constant Currency)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,569,853)	$ (9,250,214)	$ (8,499,660)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,289,458	6,953,597	18,414,809
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,603,219	(17,482,099)	13,119,132
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,487,221	(1,224,000)	2,193,605
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,647)	0	(51,121)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,816	34,489	33,412
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,212,547)	(2,000,105)	(1,700,029)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,192,652	1,503,562	3,685,523
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,074,119	(3,405,635)	2,709,109
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	477,940	(261,639)	493,591
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,474)	0	(46,458)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,719	$ 32,971	$ 30,233